CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 9,670	$ 15,115
Short-term bank deposits	30,000
Trade receivables	8,354	8,384
Other receivables	2,251	1,404
Inventories	7,164	3,363
Total current assets	57,439	28,266
Non-current assets
Long-term restricted deposits and prepaid expenses	547	476
Long-term trade receivables	412	156
Property and equipment, net	2,904	1,472
Intangible assets, net	1,037	395
Right-of-use assets	1,801	2,442
Total non-current assets	6,701	4,941
Total assets	64,140	33,207
Current liabilities
Short-term bank loan	5,000	5,000
Current maturities of long-term loan	135
Current maturities of lease liabilities	700	890
Trade payables	4,418	2,028
Other payables	5,973	3,455
Accrued expenses	1,091	1,317
Provisions	321	273
Short-term employee benefits	354	352
Total current liabilities	17,992	13,315
Non-current liabilities
Long-term loan	154
Long-term lease liabilities	1,380	1,708
Liability for defined benefit plan, net	271	260
Other long-term liabilities	1,271	1,260
Total non-current liabilities	3,076	3,228
Total liabilities	21,068	16,543
Equity
Ordinary share capital	1,140	878
Additional paid-in capital	161,006	125,435
Accumulated deficit	(119,074)	(109,649)
Total equity	43,072	16,664
Total liabilities and equity	$ 64,140	$ 33,207